4. CASH AND CASH EQUIVALENTS (Tables)	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents
Cash and cash equivalents
		Consolidated
	12/31/2018	12/31/2017
Current
Cash and cash equivalents
Cash and banks	1,124,714	193,702

Short-term investments
In Brazil:
Government securities	10,247	12,100
Private securities	609,480	644,525
	619,727	656,625
Abroad:
Time deposits	503,563	2,561,245
Total short-term investments	1,123,290	3,217,870
Cash and cash equivalents	2,248,004	3,411,572